Note 28 - Operating Leases - Maturities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Operating leases maturities	R$ 236.2	R$ 154.6
Not later than one year [member]
Statement Line Items [Line Items]
Operating leases maturities	35.7	26.7
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Operating leases maturities	129.4	61.4
Later than five years [member]
Statement Line Items [Line Items]
Operating leases maturities	R$ 71.1	R$ 66.5